Changes in non-cash working capital (increase) decrease - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Increase Decrease In Non-cash Working Capital [Line Items]
Accounts receivable	CAD 12	CAD 32
Other current assets		23
Deferred funding obligation	25	16
Accounts payable and accrued liabilities	(35)	(191)
Net changes in non cash working capital	2	(120)
Operating activities	5	(97)
Investing activities	(3)	(23)
Net changes in non cash working capital	2	(120)
Interest paid	23	124
Income taxes recovered	CAD 0	CAD 0